SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical)		Dec. 31, 2021 USD ($)	Jul. 28, 2021 USD ($)	Jul. 28, 2021 CNY (¥)	Jul. 23, 2021 USD ($) ft²	Jul. 23, 2021 CNY (¥) ft²	Dec. 31, 2020 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Prepayment for land use right		$ 615,955
Security deposit	[1]	$ 61,670
Sichuan Vtouch [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Area of land | ft²					131,010	131,010
Prepayment for land use right					$ 615,955	¥ 3,925,233
Security deposit			$ 61,670	¥ 393,000

[1]	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $61,670) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by end of April, 2022.